UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Dawson Capital Management, Inc.

Address:  354 Pequot Avenue
          Southport, CT 06890


13F File Number: 028-03914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas S. Galvin
Title:  CFO
Phone:  (203) 254-0091


Signature, Place and Date of Signing:

/s/ Thomas S. Galvin              Southport, CT               February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  69

Form 13F Information Table Value Total:  $332,844
                                         (thousands)



List of Other Included Managers:

No.        Form 13F File Number      Name


1.         028-13190                 Southport Management Limited Partnership


                                          FORM 13F INFORMATION TABLE
                                                December 31, 2010


COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6        COL 7       COLUMN 8

                              TITLE                         VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION      MGRS    SOLE  SHARED  NONE
--------------                --------          -----       --------- --------  --- ----  ----------      ----    ----  ------  ----
AGNICO EAGLE MINES LTD        COM               008474108    1,273       16,600 SH        SHARED DEFINED  1          16,600
ALLERGAN INC                  COM               018490102   15,308      222,925 SH        SHARED DEFINED  1         222,925
ALLSCRIPTS HEALTHCARE SOLUTN  COM               01988P108    9,909      514,195 SH        SHARED DEFINED  1         514,195
AMERICAN EXPRESS CO           COM               025816109      260        6,054 SH        SOLE            NONE        6,054
APPLE INC                     COM               037833100   11,601       35,965 SH        SHARED DEFINED  1          35,965
ARM HLDGS PLC                 SPONSORED ADR     042068106    4,916      236,900 SH        SHARED DEFINED  1         236,900
BEMIS INC                     COM               081437105   16,124      493,700 SH        SHARED DEFINED  1         493,700
BIOSANTE PHARMACEUTICALS INC  COM NEW           09065V203       82       50,000 SH        SOLE            NONE       50,000
BLUE COAT SYSTEMS INC         COM NEW           09534T508      516       17,285 SH        SHARED DEFINED  1          17,285
BMC SOFTWARE INC              COM               055921100    4,807      101,970 SH        SHARED DEFINED  1         101,970
BRISTOL MYERS SQUIBB CO       COM               110122108   13,865      523,610 SH        SHARED DEFINED  1         523,610
CIENA CORP                    COM NEW           171779309    1,053       50,000 SH  CALL  SOLE            NONE       50,000
CIENA CORP                    COM NEW           171779309    1,505       71,500 SH  PUT   SOLE            NONE       71,500
CAVIUM NETWORKS INC           COM               14965A101    6,805      180,600 SH        SHARED DEFINED  1         180,600
CF INDS HLDGS INC             COM               125269100   17,924      132,620 SH        SHARED DEFINED  1         132,620
CONOCOPHILLIPS                COM               20825C104   13,309      195,440 SH        SHARED DEFINED  1         195,440
CONTINENTAL RESOURCES INC     COM               212015101    8,214      139,580 SH        SHARED DEFINED  1         139,580
COSTCO WHSL CORP NEW          COM               22160K105    6,154       85,230 SH        SHARED DEFINED  1          85,230
CROWN CASTLE INTL CORP        COM               228227104   10,243      233,698 SH        SHARED DEFINED  1         233,698
E M C CORP MASS               COM               268648102   14,085      615,080 SH        SHARED DEFINED  1         615,080
EDGAR ONLINE INC              COM               279765101    2,579    2,149,203 SH        SHARED DEFINED  1       2,149,203
EVEREST RE GROUP LTD          COM               G3223R108    6,619       78,035 SH        SHARED DEFINED  1          78,035
FIBERTOWER CORP               COM NEW           31567R209      218       48,900 SH        SOLE            NONE       48,900
FOOT LOCKER INC               COM               344849104   10,820      551,487 SH        SHARED DEFINED  1         551,487
HERTZ GLOBAL HOLDINGS INC     COM               42805T105    5,275      364,010 SH        SHARED DEFINED  1         364,010
HONEYWELL INTL INC            COM               438516106      452        8,500 SH        SOLE            NONE        8,500
ISHARES GOLD TRUST            ISHARES           464285105      229       16,500 SH        SHARED DEFINED  1          16,500
JUNIPER NETWORKS INC          COM               48203R104    7,888      213,640 SH        SHARED DEFINED  1         213,640
LAM RESEARCH CORP             COM               512807108    6,708      129,550 SH        SHARED DEFINED  1         129,550
LIBERTY GLOBAL INC            COM SER A         530555101    6,467      182,785 SH        SHARED DEFINED  1         182,785
LIMELIGHT NETWORKS INC        COM               53261M104       84       14,500 SH        SOLE            NONE       14,500
LINDSAY CORP                  COM               535555106      398        6,700 SH        SOLE            NONE        6,700
LIZ CLAIBORNE INC             COM               539320101      442       61,800 SH        SOLE            NONE       61,800
LULULEMON ATHLETICA INC       COM               550021109    1,086       15,870 SH        SHARED DEFINED  1          15,870
MACYS INC                     COM               55616P104    4,149      163,980 SH        SHARED DEFINED  1         163,980
MARKET VECTORS ETF TR         JR GOLD MINERS E  57060U589      734       18,400 SH        SHARED DEFINED  1          18,400
MEAD JOHNSON NUTRITION CO     COM               582839106      822       13,201 SH        SOLE            NONE       13,201
MERCK & CO INC NEW            COM               58933Y105    4,527      125,600 SH        SHARED DEFINED  1         125,600
METLIFE INC                   COM               59156R108    8,148      183,350 SH        SHARED DEFINED  1         183,350
MONSANTO CO NEW               COM               61166W101    1,831       26,295 SH        SHARED DEFINED  1          26,295
MOSAIC CO                     COM               61945A107   12,801      167,645 SH        SHARED DEFINED  1         167,645
MYLAN INC                     COM               628530107    3,136      148,395 SH        SHARED DEFINED  1         148,395
NAVISITE INC                  COM NEW           63935M208      373      100,600 SH        SOLE            NONE      100,600
NUVASIVE INC                  COM               670704105    4,071      158,730 SH        SHARED DEFINED  1         158,730
OCCIDENTAL PETE CORP DEL      COM               674599105    6,666       67,950 SH        SHARED DEFINED  1          67,950
PEOPLES UNITED FINANCIAL INC  COM               712704105      280       20,000 SH        SOLE            NONE       20,000
PIER 1 IMPORTS INC            COM               720279108      240       22,900 SH        SOLE            NONE       22,900
PLURISTEM THERAPEUTICS INC    COM               72940R102       69       48,200 SH        SOLE            NONE       48,200
REALNETWORKS INC              COM               75605L104      351       83,600 SH        SOLE            NONE       83,600
SBA COMMUNICATIONS CORP       COM               78388J106      847       20,700 SH        SOLE            NONE       20,700
SIRIUS XM RADIO INC           COM               82967N108    1,080      662,600 SH        SHARED DEFINED  1         662,600
SPDR S&P 500 ETF TR           TR UNIT           78462F103    2,393       19,030 SH        SOLE            NONE       19,030
SPREADTRUM COMMUNICATIONS IN  ADR               849415203    2,552      138,945 SH        SHARED DEFINED  1         138,945
STARBUCKS CORP                COM               855244109    7,919      246,470 SH        SHARED DEFINED  1         246,470
STILLWATER MNG CO             COM               86074Q102    1,347       63,075 SH        SHARED DEFINED  1          63,075
SYNTROLEUM CORP               COM               871630109      332      179,521 SH        SOLE            NONE      179,521
TALBOTS INC                   COM               874161102    1,491      174,965 SH        SOLE            NONE      174,965
TALEO CORP                    CL A              87424N104    2,345       84,800 SH        SHARED DEFINED  1          84,800
TEVA PHARMACEUTICAL INDS LTD  ADR               881624209   10,747      206,165 SH        SHARED DEFINED  1         206,165
TIMBERLINE RES CORP           COM               887133106       60       50,000 SH        SOLE            NONE       50,000
TJX COS INC NEW               COM               872540109   10,478      236,035 SH        SHARED DEFINED  1         236,035
UNITEDHEALTH GROUP INC        COM               91324P102    5,061      140,165 SH        SHARED DEFINED  1         140,165
VALMONT INDS INC              COM               920253101    4,987       56,200 SH        SHARED DEFINED  1          56,200
VERISIGN INC                  COM               92343E102   11,967      366,300 SH        SHARED DEFINED  1         366,300
VIRTUALSCOPICS INC            COM               928269109      161       75,000 SH        SOLE            NONE       75,000
WARNACO GROUP INC             COM NEW           934390402      726       13,190 SH        SHARED DEFINED  1          13,190
WEATHERFORD INTERNATIONAL LT  REG               H27013103   10,912      478,575 SH        SHARED DEFINED  1         478,575
WESTPORT INNOVATIONS INC      COM NEW           960908309    1,769       95,500 SH        SHARED DEFINED  1          95,500
WILLBROS GROUP INC DEL        COM               969203108      253       25,800 SH        SHARED DEFINED  1          25,800


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